Cover Page	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	SILK ROAD MEDICAL, INC.
Entity Central Index Key	0001397702
Amendment Flag	false